Note 6 - Commitments (Details Textual)	12 Months Ended
	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Area of Real Estate Property | ft²	8,400
Operating Leases, Rent Expense	$ 151,748	$ 149,288	$ 146,092
Operating Leases, Future Minimum Payments, Due in Two Years	156,545
Unrecorded Unconditional Purchase Obligation	$ 79,000